Property, plant and equipment (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment
Opening amount			£ 242,661	£ 247,059
Additions			6,700	5,045
Depreciation charge	£ (2,953)	£ (3,066)	(5,927)	(6,259)
Closing amount	243,434	245,845	243,434	245,845
Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			396,333	390,824
Closing amount	403,033	395,869	403,033	395,869
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(153,672)	(143,765)
Closing amount	(159,599)	(150,024)	(159,599)	(150,024)
Property
Reconciliation of changes in property, plant and equipment
Opening amount			218,116	219,120
Additions			1,884	2,142
Depreciation charge			(1,703)	(1,695)
Closing amount	218,297	219,567	218,297	219,567
Property | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			281,377	278,987
Closing amount	283,261	281,129	283,261	281,129
Property | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(63,261)	(59,867)
Closing amount	(64,964)	(61,562)	(64,964)	(61,562)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount			5,269	5,345
Additions			1,167	989
Transfers				232
Depreciation charge			(1,330)	(1,587)
Closing amount	5,106	4,979	5,106	4,979
Plant and machinery | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			39,562	38,309
Closing amount	40,729	39,559	40,729	39,559
Plant and machinery | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(34,293)	(32,964)
Closing amount	(35,623)	(34,580)	(35,623)	(34,580)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount			19,276	22,594
Additions			3,649	1,914
Transfers				(232)
Depreciation charge			(2,894)	(2,977)
Closing amount	20,031	21,299	20,031	21,299
Fixtures and fittings | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			75,394	73,528
Closing amount	79,043	75,181	79,043	75,181
Fixtures and fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(56,118)	(50,934)
Closing amount	£ (59,012)	£ (53,882)	£ (59,012)	£ (53,882)